Chapter 11 - Schedule of Liabilities Subject to Compromise (Details) - Reorganization, chapter 11, predecessor, before adjustment $ in Millions	Feb. 22, 2022 USD ($)
Reorganization, Chapter 11 [Line Items]
Senior under-secured external debt	$ 5,662
Accounts payable and other liabilities	35
Accrued interest on external debt	34
Amounts due to SFL Corporation under leases for the West Taurus and West Linus	506
Liabilities subject to compromise	6,119
Continuing operations
Reorganization, Chapter 11 [Line Items]
Liabilities subject to compromise	6,119
Discontinued operations
Reorganization, Chapter 11 [Line Items]
Liabilities subject to compromise	118
Aggregate continuing and discontinued operations
Reorganization, Chapter 11 [Line Items]
Liabilities subject to compromise	$ 6,237